Related Party Transactions (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 133,388		$ 286,844		$ 91,483	$ 286,844
Debt Conversion, Converted Instrument, Amount			181,576	$ 16,656	270,076	16,656
Notes Payable, Total	0				16,805
Interest Payable	20,063				19,323
Share-based Compensation	103,623	$ 8,127			$ 787,684	2,400,139
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues					684,933
Debt Conversion, Converted Instrument, Amount			0		$ 0
Stock Issued During Period, Value, New Issues					191,781
Stock Issued During Period, Value, Issued for Services						$ 1,662,676
Share-based Compensation					$ 560,932
Stock Issued During Period, Shares, Issued for Services					595,000	1,459,091
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments to Employees	22,500
Debt Conversion, Converted Instrument, Amount					$ 410,960
Stock Issued During Period, Shares, Issued for Services					50,000
Chief Executive Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues					684,933
Stock Issued During Period, Value, New Issues					$ 602,741
Vice President [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services						$ 119,419
Stock Issued During Period, Shares, Issued for Services					20,000
General Counsel and Corporate Secretary [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services					15,000
Controller [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services					5,000
Individuals Services [Member]
Related Party Transaction [Line Items]
Share-based Compensation						2,485,450
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Accrued Salaries, Current			100,000		$ 250,000	100,000
Payments to Employees			$ 0		48,500
Share-based Compensation					191,781
General and Administrative Expense [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Management Fee Payable				106,250
Payment for Management Fee				$ 6,250
Officers' Compensation	$ 62,500
Terrence Favish [Member]
Related Party Transaction [Line Items]
Notes Payable, Total					14,000
Interest Payable					$ 2,085
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Robert Weingarten [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services						1,423,750
Mark Goldstone [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services						477,714
Karen M. Favish [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services						285,000
Vincent J. Roth [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services						171,000
Marie Powell [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services						$ 8,557
Stock Based Compensation Award [Member]
Related Party Transaction [Line Items]
Share-based Compensation					$ 162,800